Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure by type

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2025	2026
Trade and other receivables	5,568,241	5,396,927
Other financial assets	155,436	135,428
Term Deposit	1,354,170	1,508,036
Cash and cash equivalents (except cash in hand)	605,146	1,003,687
Total	7,682,993	8,044,078

Schedule of age of trade and other receivables

The age of Trade and other receivables at the reporting date was:

	March 31,		March 31,
	2025	Impairment	2026	Impairment
0 - 30 days	3,272,429	1,816	3,922,313	-
31 - 90 days	1,218,710	4,439	988,975	-
91 - 180 days	277,439	1,709	161,462	-
More than 180 days	1,269,426	461,799	836,317	512,140
Total	6,038,004	469,763	5,909,067	512,140

Schedule of allowance for doubtful debts in trade and other receivables

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	As at March 31
	2025	2026
Balance at the beginning of the year	415,144	469,763
Provisions accrued during the year	67,411	75,026
Amount written off during the year	(12,792)	(32,648)
Balance at the end of the year	469,763	512,140

Schedule of financial liabilities by type

As at March 31, 2025
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	30,880	34,455	12,695	21,760	-
Lease liabilities	238,149	312,500	79,221	200,579	32,700
Trade and other payables	2,953,069	2,953,069	2,953,069	-	-
Sales bill discounting and bank overdraft	514,984	514,984	514,984	-	-
Other financial liabilities	93,924	93,924	93,924	-	-
Total	3,831,006	3,908,932	3,653,893	222,339	32,700

As at March 31, 2026
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	26,809	29,551	17,265	12,286	-
Lease liabilities	313,503	390,321	117,496	258,689	14,136
Trade and other payables	2,821,826	2,821,826	2,821,826	-	-
Sales bill discounting and bank overdraft	689,408	689,408	689,408	-	-
Other financial liabilities	67,802	67,802	67,802	-	-
Total	3,919,348	3,998,908	3,713,797	270,975	14,136

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2025	2026
5% strengthening/weakening of USD against INR	4,467	13,323

5% strengthening/weakening of Euro against INR	5,645	263

5% strengthening/weakening of GBP against INR	1,487	2,479

5% strengthening/weakening of SGD against INR	(215)	177

Summary of interest rate sensitivity
	Effect on profit before tax
	March 31,
	2025	2026
Increase in 50 basis points	2,575	3,447
Decrease in 50 basis points	(2,575)	(3,447)